Borrowings and financial liabilities - Conditional advances (Details) - EUR (€) € in Thousands				12 Months Ended
	Nov. 19, 2021	Apr. 30, 2020	Jul. 10, 2015	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial liabilities [line items]
Balance at beginning of period				€ 23,037
Warrant Term	7 years	5 years	4 years	6 years 10 months 17 days
Balance at end of period				€ 30,352	€ 23,037
Value on redemption				19,674
Current less than 1 year
Disclosure of financial liabilities [line items]
Value on redemption				12,382
1 to 5 years
Disclosure of financial liabilities [line items]
Value on redemption				7,132
Greater than 5 years
Disclosure of financial liabilities [line items]
Value on redemption				160
Advances
Disclosure of financial liabilities [line items]
Balance at beginning of period				1,167	1,279
Proceeds from conditional advances					400
Repayments				(279)	(136)
Subsidies				(38)
Financial expenses				33	24
Balance at end of period				1,283	1,167
Value on redemption				1,354
Advances | Current less than 1 year
Disclosure of financial liabilities [line items]
Value on redemption				379
Advances | 1 to 5 years
Disclosure of financial liabilities [line items]
Value on redemption				815
Advances | Greater than 5 years
Disclosure of financial liabilities [line items]
Value on redemption				160
Contingent Advance
Disclosure of financial liabilities [line items]
Value on redemption				1,354
Contingent Advance | Current less than 1 year
Disclosure of financial liabilities [line items]
Value on redemption				379
Contingent Advance | 1 to 5 years
Disclosure of financial liabilities [line items]
Value on redemption				815
Contingent Advance | Greater than 5 years
Disclosure of financial liabilities [line items]
Value on redemption				160
BPI France - Sarcob
Disclosure of financial liabilities [line items]
Balance at beginning of period				112	135
Repayments				(59)	(26)
Financial expenses				3	3
Balance at end of period				56	112
Value on redemption				59
BPI France - Sarcob | Current less than 1 year
Disclosure of financial liabilities [line items]
Value on redemption				59
BPI France - BIO101
Disclosure of financial liabilities [line items]
Balance at beginning of period				677	774
Repayments				(220)	(110)
Financial expenses				18	13
Balance at end of period				474	677
Value on redemption				495
BPI France - BIO101 | Current less than 1 year
Disclosure of financial liabilities [line items]
Value on redemption				220
BPI France - BIO101 | 1 to 5 years
Disclosure of financial liabilities [line items]
Value on redemption				275
AFM Telethon - BIO101
Disclosure of financial liabilities [line items]
Balance at beginning of period				378	370
Financial expenses				8	8
Balance at end of period				386	378
Value on redemption				400
AFM Telethon - BIO101 | Current less than 1 year
Disclosure of financial liabilities [line items]
Value on redemption				100
AFM Telethon - BIO101 | 1 to 5 years
Disclosure of financial liabilities [line items]
Value on redemption				300
BPI - BIO201
Disclosure of financial liabilities [line items]
Proceeds from conditional advances					€ 400
Subsidies				(38)
Financial expenses				5
Balance at end of period				367
Value on redemption				400
BPI - BIO201 | 1 to 5 years
Disclosure of financial liabilities [line items]
Value on redemption				240
BPI - BIO201 | Greater than 5 years
Disclosure of financial liabilities [line items]
Value on redemption				€ 160